RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
a)    Related Parties
Related parties include subsidiaries, associates, joint ventures, key management personnel, the Board of Directors (“Directors”), immediate family members of key management personnel and Directors and entities which are directly or indirectly controlled by, jointly controlled by or significantly influenced by key management personnel, Directors or their close family members.
b)    Key Management Personnel and Directors
Key management personnel are those individuals who have the authority and responsibility for planning, directing and controlling the company’s activities, directly or indirectly, and consist of the company’s Senior Executives. The company’s Directors do not plan, direct or control the activities of the company directly; they provide oversight over the business.
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2023 and 2022 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Salaries, incentives and short-term benefits[1]	$5	$14
Share-based payments[1]	19	38
	$24	$52
1.For the year ended December 31, 2022, the remuneration of key management personnel and Directors of the company remaining after the special distribution of a 25% interest in our asset management business included salaries, incentives and short-term benefits of $5 million and share-based payments of $13 million.
The remuneration of key management personnel and Directors is determined by the Management Resources and Compensation Committee of the Board of Directors having regard to the performance of individuals and alignment of interests between shareholders, Directors, and key management personnel.
c)    Related Party Transactions
In the normal course of operations, the company executes transactions on market terms with related parties that have been measured at exchange value and are recognized in the consolidated financial statements, including, but not limited to: base management fees, performance fees and incentive distributions; loans, interest and non-interest bearing deposits; power purchase and sale agreements; capital commitments to private funds; the acquisition and disposition of assets and businesses; derivative contracts; and the construction and development of assets. Transactions and balances between consolidated entities are fully eliminated upon consolidation. However, transactions and balances between the company and equity accounted investments do not eliminate.
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2023 and 2022:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Management fees earned	$149	$102
The company provided BNRE with an equity commitment in the amount of $2.0 billion to fund future growth, which BNRE may draw on from time to time. As of December 31, 2023, there was no amount drawn under this equity commitment.
BNRE may seek to add duration and diversification to its investment portfolio by acquiring public and private real assets across many asset classes, including real estate, royalties, or public securities (among other assets). These acquisitions could be made in the open market or from assets currently owned by the Corporation. During the year, the Corporation sold $1.1 billion of real estate and other assets to BNRE for cash.
In addition, to support the continued scaling of our Insurance Solutions business’ asset base, the Corporation capitalized BNRE with an economic interest in $2.1 billion of real estate and other assets in exchange for newly-issued BNRE class C shares.